UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     March 31, 2015

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 13.0%
Agency - 0.2%
121,975	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	124,972

Non-Agency - 12.8%
118,484	Ace Securities Corp. Home Equity Loan Trust Series 2004-SD1 [1]	0.91	11/25/33	117,735
147,018	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.84	6/25/35	146,109
721,008	Bear Stearns Asset Backed Securities Trust 2005-SD2, Class 1A2 [1]	0.89	3/25/35	715,634
46,431	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.82	3/25/35	46,032
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,753
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	314,216
356,326	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	361,007
193,743	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	4.67	9/25/34	198,345
142,535	Centex Home Equity Loan Trust, Series 2005-C, Class AF5 [14]	5.05	6/25/35	144,007
103,945	Chase Funding Trust, Series 2004-2, Class 1A4	5.32	2/26/35	104,825
129,464	CIT Home Equity Loan Trust 2003-1, Class A4 [14]	3.93	3/20/32	130,917
254,389	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	260,615
357,132	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	361,347
59,026	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	61,346
10,028	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	10,069
18,396	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	18,786
61,164	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	62,527
58,306	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	59,580
147,195	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	149,978
434,543	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	441,857
447,326	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	453,564
372,299	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.70	7/20/36	369,884
87,465	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	86,706
418,157	Irwin Whole Loan Home Equity Trust 2003-B, Class M [1]	3.42	11/25/32	420,753
1,046,682	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.52	11/25/28	1,024,536
1,503,617	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.28	6/25/34	1,451,573
306,225	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	6.25	4/25/30	313,757
32,469	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	33,224
187,819	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.44	9/25/34	180,350
432,906	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	435,436
91,530	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	92,010
62,469	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	64,263
69,865	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	71,135
17,435	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	17,590
188,187	Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A11 [1]	0.90	3/25/34	188,139
165,000	Residential Funding Mortgage Securities, 2006-HI1, Class M2 [14]	6.06	2/25/36	171,632

				9,182,237

Total Asset-Backed Securities (cost: $9,329,005)				9,307,209

Collateralized Mortgage Obligations - 22.5%
Agency - 15.3%
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A4	5.05	1/25/19	1,088,483
894,001	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	917,272
335,883	FHLMC Multifamily Structured Pass Through Certificates, Series K016. Class A1	2.06	10/25/20	338,827
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2	1.87	11/25/19	994,478
295,272	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A1	2.97	1/25/21	304,125
35,027	FHLMC REMICS, Series 2627, Class MC	4.50	6/15/18	35,989
108,685	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	112,055

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

47,043	FHLMC REMICS, Series 2646, Class MT	3.50	11/15/32	47,633
199,089	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	204,163
208,226	FHLMC REMICS, Series 2776, Class CG	5.00	4/15/19	217,081
56,055	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	57,708
206,878	FHLMC REMICS, Series 3777, Class DA	3.50	10/15/24	212,949
620,624	FHLMC REMICS, Series 3812, Class LV	4.00	4/15/22	644,776
195,367	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	198,871
1,152,430	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	1,183,215
262	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	263
66,749	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	68,334
153,196	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	159,651
209,670	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	223,780
258	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	259
54,416	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	57,613
209,584	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	221,329
887,277	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	928,660
148,183	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	157,310
490,556	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	505,663
139,137	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	144,031
403,773	FNMA REMICS, Series 2010-144, Class YG	2.25	11/25/23	407,777
77,081	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	79,694
191,585	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	194,646
286,670	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	294,180
127,706	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	130,179
87,095	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	89,590
105,546	GNMA, Series 2004-53, Class CK	5.00	8/20/32	108,120
123,746	GNMA, Series 2007-48, Class FM [1]	0.65	4/20/37	123,799
126,508	GNMA, Series 2009-10, Class PA	4.50	12/20/38	133,550
1,385	GNMA, Series 2010-108, Class BH	2.25	12/20/36	1,384
92,695	GNMA, Series 2010-61, Class DA	4.00	12/20/23	94,790
207,103	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	232,209

				10,914,436

Non-Agency - 7.2%
2,368	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	2,363
17,079	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	17,345
1,169,024	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	1.10	9/25/34	1,162,755
1,553,505	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.81	12/25/33	1,562,699
62,969	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	63,496
233,329	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	234,226
99,413	GSR Mortgage Loan Trust 2005-5F, Class 8A1 [1]	0.92	6/25/35	94,498
32,383	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	33,377
89,335	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	94,373
205,876	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	210,101
297,260	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	314,582
108,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	109,289
159,583	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	167,378
24,967	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	25,485
208,022	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	209,719
315,708	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	1.22	6/25/35	313,139
335,779	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.59	6/25/33	344,611

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

109,691	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.90	2/27/34	107,034
84,229	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	86,143

				5,152,613

Total Collateralized Mortgage Obligations (cost: $16,101,904)				16,067,049

Corporate Bonds - 16.6%
907,699	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	946,277
260,477	America West Airlines 2000-1 Pass Through Trust	8.06	7/2/20	292,385
87,321	American Airlines 2013-2 Class B Pass Through Trust [4]	5.60	7/15/20	89,068
575,000	Bank of America Corp.	2.65	4/1/19	576,402
500,000	Bank One Corp. [14]	8.53	3/1/19	582,636
300,000	Broadcom Corp.	3.50	8/1/24	300,836
350,000	Caterpillar Financial Services Corp.	7.15	2/15/19	401,072
500,000	Hancock Holdings Co. (Subordinated)	5.88	4/1/17	518,942
500,000	Jersey Central Power & Light Co.	4.80	6/15/18	524,209
700,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	721,000
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	985,550
500,000	McDonald’s Corp.	2.10	12/7/18	500,322
400,000	National Rural Utilities Cooperative Finance Corp.	10.38	11/1/18	487,997
500,000	Nationwide Mutual Insurance Co. [1,4]	2.80	12/15/24	483,604
703,306	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.26	11/20/21	732,705
500,000	Omnicom Group, Inc.	6.25	7/15/19	559,192
325,000	Progress Energy, Inc.	7.05	3/15/19	368,658
800,000	Prudential Financial, Inc. [1]	2.71	8/10/18	812,000
500,000	SBA Tower Trust [4]	2.24	4/16/18	490,093
225,000	State Street Corp. (Subordinated)	4.96	3/15/18	236,071
500,000	Synchrony Financial	2.60	1/15/19	498,204
500,000	United Technologies Corp. (Subordinated) [14]	1.78	5/4/18	494,952
293,922	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	303,474

Total Corporate Bonds (cost: $12,061,811)				11,905,649

Mortgage Pass-Through Securities - 10.0%
Federal Home Loan Mortgage Corporation - 2.6%
77,380	Freddie Mac	3.50	7/1/26	81,251
59,075	Freddie Mac	4.50	1/1/18	60,981
45,786	Freddie Mac	4.50	5/1/19	47,385
99,008	Freddie Mac	4.50	6/1/19	102,448
70,561	Freddie Mac	4.50	6/1/19	72,990
109,037	Freddie Mac	4.50	1/1/21	113,528
67,794	Freddie Mac	4.50	12/1/21	70,545
116,210	Freddie Mac	4.50	10/1/23	125,510
103,787	Freddie Mac	4.50	7/1/26	107,535
55,623	Freddie Mac	5.00	3/1/18	57,527
56,276	Freddie Mac	5.00	10/1/18	58,395
82,757	Freddie Mac	5.00	8/1/19	87,132
35,669	Freddie Mac	5.00	10/1/25	38,925
56,452	Freddie Mac	5.50	9/1/17	57,596
89,413	Freddie Mac	5.50	4/1/19	92,760
41,944	Freddie Mac	5.50	10/1/19	43,826
84,800	Freddie Mac	5.50	7/1/20	88,880

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

71,297	Freddie Mac	5.50	12/1/20	74,439
71,525	Freddie Mac	5.50	1/1/21	75,533
146,690	Freddie Mac	5.50	3/1/21	156,162
79,652	Freddie Mac	5.50	3/1/21	85,514
78,208	Freddie Mac	5.50	10/1/21	81,890
9,745	Freddie Mac	6.00	8/1/16	9,808
57,727	Freddie Mac	6.00	9/1/23	64,825

				1,855,385
Federal National Mortgage Association - 6.9%
281,128	Fannie Mae	2.75	11/1/17	287,029
242,910	Fannie Mae	3.00	8/1/21	250,609
1,000,000	Fannie Mae	3.15	9/1/18	1,032,074
492,007	Fannie Mae	3.18	12/1/17	491,752
97,733	Fannie Mae	3.50	10/1/21	102,391
42,515	Fannie Mae	4.00	10/1/31	45,484
706,320	Fannie Mae	4.69	2/1/20	765,589
183,286	Fannie Mae	5.21	5/1/19	186,213
329,066	Fannie Mae	5.39	1/1/18	339,133
1,276,403	Fannie Mae	5.51	4/1/17	1,336,766
48,555	Fannie Mae	6.00	5/1/23	51,483
27,474	Fannie Mae	6.50	2/1/19	31,399

				4,919,922
Government National Mortgage Association - 0.5%
66,752	Ginnie Mae [1]	1.63	10/20/34	69,490
97,974	Ginnie Mae [1]	1.75	4/20/33	101,036
31,468	Ginnie Mae [1]	3.50	4/20/42	32,638
140,468	Ginnie Mae	5.00	9/15/24	149,620

				352,784

Total Mortgage Pass-Through Securities (cost: $7,043,562)				7,128,091

Taxable Municipal Bonds - 9.6%
800,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	890,040
900,000	Colorado Housing & Finance Authority	4.00	11/1/31	936,063
800,000	Fuller Road Management Corp.	5.40	9/1/17	802,832
740,000	Iowa Finance Authority [17]	1.77	1/1/18	736,233
370,000	Milwaukee Redevelopment Authority	3.00	8/1/18	372,679
400,000	Multistate Liquidating Trust No. 1 [4,17]	1.39	12/15/18	398,831
500,000	New Jersey Sports & Exposition Authority	6.08	3/1/23	526,745
250,000	North Carolina Housing Finance Agency	3.00	1/1/33	252,842
475,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	491,198
1,100,000	Skyway Concession Co., LLC [1,4]	0.98	6/30/26	924,000
525,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	536,419

Total Taxable Municipal Bonds (cost: $6,919,932)				6,867,882

U.S. Treasury / Federal Agency Securities - 23.9%
Other Federal Agency Securities - 0.3%
212,000	Comenity Capital Bank [12]	0.75	5/10/16	212,116
U.S. Treasury - 23.6%
2,000,000	U.S. Treasury Bill	—	3/3/16	1,999,648

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,500,000	U.S. Treasury Floating Rate Note [1]	0.29	7/31/17	4,492,728
1,500,000	U.S. Treasury Note	0.75	10/31/17	1,492,032
1,325,000	U.S. Treasury Note	0.88	9/15/16	1,326,656
6,600,000	U.S. Treasury Note	0.88	6/15/17	6,592,780
1,000,000	U.S. Treasury Note	1.75	10/31/20	998,438

				16,902,282
Total U.S. Treasury / Federal Agency Securities (cost: $17,174,518)				17,114,398

Total Investments in Securities - 95.6% (cost: $68,630,732)				68,390,278

Other Assets and Liabilities, net - 4.4%				3,145,400

Total Net Assets - 100.0%				$71,535,678

[1]	Variable rate security. Rate disclosed is as of December 31, 2015.

[4]	144A Restricted Security. The total value of such securities as of December 31, 2015 was $3,635,347 and represented 5.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of
December 31, 2015.

[17]	Security that is either an absolute and unconditional obligation of the
United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or
instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2015 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Depreciation
Short Futures:
91	U.S. Treasury 5 Year Futures [10]	March 2016	$10,767,147	$33,746
88	U.S. Treasury 2 Year Futures [10]	March 2016	19,116,627	47,763

				$81,509

(10) The amount of $1,000,000 in cash was segregated with the broker to cover margin requirements for derivatives transactions as of December 31, 2015.

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	9,307,209	—	9,307,209
Collateralized Mortgage Obligations	—	16,067,049	—	16,067,049
Corporate Bonds	—	11,905,649	—	11,905,649
Mortgage Pass-Through Securities	—	7,128,091	—	7,128,091
Taxable Municipal Bonds	—	6,867,882	—	6,867,882
U.S. Treasury / Federal Agency Securities	—	17,114,398	—	17,114,398
Futures	81,509	—	—	81,509

	81,509	68,390,278	—	68,471,787

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.9%
Alaska - 2.4%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	768,832
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	659,334
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	518,141
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	515,326
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5], [15]	5.50	N/A	68,762
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	276,176
425,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	478,172
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	609,692

				3,894,435

Arizona - 1.6%
830,648	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	939,396
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	408,076
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,044
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	313,368
325,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	322,699
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	562,495

				2,551,078

Arkansas - 0.0%
75,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	79,647

California - 9.6%
300,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	298,528
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	339,234
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	608,070
500,000	CA State G.O.	4.00	12/1/40	529,215
160,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	168,202
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	522,730
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	416,052
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	895,080
600,000	Del Mar Race Track Authority Rev. [4]	5.00	10/1/36	633,024
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	510,580
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	439,070
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	966,350
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	327,938
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	889,449
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	322,965
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	561,730
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	731,442
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	621,240
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	340,252
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.85	6/1/39	429,220
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	458,556
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	565,945
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	386,726
450,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	579,082
65,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	80,412
500,000	Sutter Butte Flood Agency (BAM Insured)	4.00	10/1/38	519,770
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	425,934
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	484,075

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	986,950
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	467,190

				15,505,011

Colorado - 1.8%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	271,468
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	549,195
300,000	CO Health Facs. Auth. Rev. (Sunny Vista Living Center)	5.50	12/1/30	300,894
290,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	296,566
500,000	Copperleaf Metro District No. 2 G.O.	5.75	12/1/45	522,815
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	511,440
500,000	Lambertson Farms Metro District No. 1 G.O.	5.00	12/15/25	502,270

				2,954,648

Connecticut - 1.6%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,028,710
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	215,275
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	509,495
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	252,140
500,000	CT Hsg. Finance Auth. Rev. (G.O. of Auth.)	4.75	11/15/35	523,170

				2,528,790

Florida - 10.7%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	479,352
250,000	Babcock Ranch Community Independent District Special Assessment	5.00	11/1/31	250,290
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	519,220
250,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/35	253,418
250,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/45	253,828
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.) 2, [5]	6.25	6/1/27	174,254
550,000	Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	6.75	12/1/35	554,301
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	252,962
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,550
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	290,490
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	491,551
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,15]	5.75	N/A	59,999
220,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	237,912
230,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	243,085
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	411,460
255,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School) [4]	6.00	6/15/35	258,664
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	99,291
355,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	361,905
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, 5, [15]	5.00	N/A	129,980
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	358,362
300,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.88	5/1/35	305,979
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	287,682
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	5.35	5/1/34	413,476
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	485,244
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	269,272
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	241,267
300,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	306,063
250,000	Magnolia Creek Community Dev. District Rev. 2, [5,15]	5.60	N/A	52,515
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	257,312
600,000	Miami-Dade Co. Rev. Capital Appreciation (NATL-RE Insured) [6]	5.21	10/1/38	184,572
500,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	582,130

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Monterra Community Dev. District Special Assessment (AGM Insured)	3.50	5/1/36	494,980
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	513,320
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	605,979
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	545,285
1,000,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	1,037,800
745,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	750,960
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	268,020
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	506,100
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	786,878
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	526,105
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	266,015
185,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	197,099
105,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	1
35,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	34,924
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	30,000
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	114,030
120,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	57,344
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,818
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,920
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	250,160
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,014
410,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	342,588
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	253,275
450,000	Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	5.25	N/A	177,188

				17,255,192

Georgia - 3.0%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,292
500,000	East Point Tax Allocation	3.25	8/1/25	505,825
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,294,733
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,025,950
650,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	661,330
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	484,214
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	611,951

				4,784,295

Idaho - 1.0%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	500,625
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	275,922
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	270,628
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	538,930

				1,586,105

Illinois - 6.7%
500,000	Bellwood G.O.	5.88	12/1/27	590,850
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	506,535
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	614,930
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	563,495
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	273,420
160,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	160,395
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	254,920
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	556,085

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	IL Fin. Auth. Rev. (Plymouth Place)	5.00	5/15/37	253,160
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	515,055
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	253,328
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	552,300
250,000	IL G.O.	5.50	7/1/33	272,402
265,000	IL G.O. (AGM Insured)	4.50	9/1/20	265,853
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,912
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	377,237
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,129,460
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	289,178
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	5.25	1/1/36	330,000
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	392,074
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	275,505
1,921,000	Malta Tax Allocation Rev. 2, [5]	5.75	12/30/25	1,061,295
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	147,338
490,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	413,462
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	302,791

				10,731,980

Indiana - 2.6%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	774,767
300,000	Damon Run Conservancy Dist. G.O. (State Intercept Insured)	6.10	7/1/25	336,945
500,000	East Chicago Sanitary Dist. Rev. (State Intercept Insured)	4.00	7/15/35	501,700
350,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	351,060
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	250,705
275,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	309,119
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	453,260
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	399,186
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	210,859
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	396,294
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	266,865
332,805	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) 2, [5]	5.25	2/15/28	16,264

				4,267,024

Iowa - 0.2%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	268,875

Kansas - 0.8%
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	281,455
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	518,650
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,960

				1,302,065

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	492,154

Louisiana - 2.5%
64,594	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	65,547
270,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	279,715
115,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	117,083
420,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	433,902
240,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	259,186
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	514,210
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	342,090
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	276,572

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	LA Public Facs. Auth. Rev. (Entergy LA LLC Proj.)	5.00	6/1/30	501,775
690,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.94	2/15/36	621,200
250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	281,160
37,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	37,711
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	309,534

				4,039,685

Maine - 0.9%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	621,300
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	263,580
500,000	ME Hsg. Auth. Rev.	3.85	11/15/40	505,080

				1,389,960

Maryland - 0.8%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	255,210
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	354,417
620,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	630,614

				1,240,241

Massachusetts - 1.4%
260,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	266,744
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	265,038
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	540,985
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,264,338

				2,337,105

Michigan - 1.7%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	254,515
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	259,952
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	516,700
750,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	757,478
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) 2, [5]	6.25	10/1/23	199,968
170,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	102,003
100,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	106,596
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	270,872
230,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	232,960

				2,701,044

Minnesota - 1.5%
1,768,866	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,791,507
195,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	208,888
360,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	377,489

				2,377,884

Mississippi - 0.1%
95,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	99,640

Missouri - 0.8%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	425,320
500,000	Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	5.75	11/15/36	500,740
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	360,963

				1,287,023

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Montana - 0.8%
250,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	256,912
355,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	362,593
165,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	173,979
455,970	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	500,888

				1,294,372

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	454,528
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	5.13	N/A	10,156

				464,684

Nevada - 1.0%
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	846,045
710,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	717,569
115,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	119,953

				1,683,567

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	454,936

New Jersey - 1.1%
300,000	Burlington Co. Bridge Commission Rev. (The Evergreens Proj.)	5.63	1/1/38	305,079
65,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	70,518
395,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	411,412
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	562,353
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	426,012

				1,775,374

New Mexico - 1.2%
445,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	449,606
245,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	258,798
250,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	261,698
530,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	555,281
455,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	464,801

				1,990,184

New York - 4.7%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	370,223
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	262,518
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	508,435
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	860,865
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	502,655
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	507,450
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	502,445
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	555,147
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	199,320
175,000	NY Mortgage Agency Rev.	4.75	10/1/42	183,090
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	210,882
300,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	347,985
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	601,322
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	423,792

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	510,810
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,017,270

				7,564,209

North Carolina - 0.2%
250,000	North Carolina Capital Fac. Fin. Agy. Rev. (Elizabeth City State Univ. Hsg.) (AMBAC Insured)	5.00	6/1/23	250,352

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,480

Ohio - 1.0%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	671,544
400,000	Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	7.00	1/15/40	402,372
500,000	Lucas Metro Hsg. Auth.	5.00	11/1/36	537,345

				1,611,261

Oklahoma - 0.4%
100,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	100,200
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	618,833

				719,033

Oregon - 2.1%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	352,198
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	279,462
460,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	467,024
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,024,500
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	252,248
350,000	Port of Morrow G.O.	4.00	6/1/32	351,270
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	323,385
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	301,191

				3,351,278

Pennsylvania - 2.9%
195,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	208,330
470,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	1.11	10/1/34	378,919
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	292,842
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	265,588
230,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.26	8/15/42	174,802
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	251,738
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	512,395
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	508,835
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	557,025
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	0.00	12/1/38	1,260,988
250,000	Philadelphia Authority for Industrial Dev. Rev. (Tacony Academy Charter School Proj.)	6.13	6/15/23	273,992

				4,685,454

Puerto Rico - 0.2%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)	5.10	12/1/18	345,167

Rhode Island - 0.3%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,720
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	251,318

				502,038

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Carolina - 0.8%
350,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	375,662
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	7,825
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	280,030
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	599,750

				1,263,267

Tennessee - 1.1%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	296,950
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	46,324
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	197,190
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16
745,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	764,094
450,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	465,520

				1,770,094

Texas - 5.5%
945,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,032,242
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,092,260
300,000	Dallas County Flood Control Dist. No. 1 G.O. [4]	5.00	4/1/32	306,657
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	579,890
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2015A [15]	5.49	N/A	1,309,160
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	657,936
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	264,932
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	257,145
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	516,230
250,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	249,978
400,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	6.13	11/15/20	400,612
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	291,398
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	568,490
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	415,005
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	928,860

				8,870,795

Utah - 1.1%
400,000	UT Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	419,324
250,000	UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	6.00	4/15/45	260,892
215,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	219,240
335,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	350,929
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	4.00	1/1/36	512,865

				1,763,250

Virginia - 2.5%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	125,020
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	533,563
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	594,341
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	537,260
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	537,260
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	547,700
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	419,200
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	531,535
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	263,240

				4,089,119

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Washington - 2.6%
105,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	105,896
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	561,480
390,000	WA Hsg. Fin. Commission	3.70	12/1/33	396,205
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	506,130
330,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	365,188
350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	353,356
1,350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,356,048
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	415,496
145,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	154,371

				4,214,170

West Virginia - 1.0%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	268,525
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	257,970
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	561,820
500,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	513,795

				1,602,110

Wisconsin - 3.0%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	286,922
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,067,130
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	560,610
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	410,812
250,000	WI Housing & Economic Dev. Auth. Rev.	3.88	11/1/35	255,002
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	625,800
290,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	298,851
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	527,830
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	256,690
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	507,605

				4,797,252

Wyoming - 1.6%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	667,537
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,034,870
335,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	341,476
500,000	WY Community Dev. Auth. Rev.	4.05	12/1/39	511,900

				2,555,783

Total Municipal Bonds (cost: $151,215,025)				141,592,110

Investment Companies - 6.0%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			682,904
15,200	BlackRock Municipal Income Trust (BFK)			224,200
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			784,620
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)			136,100
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)			294,344
90,800	BlackRock MuniYield Insured Fund (MYI)			1,337,484
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)			300,670
193,000	Deutsche Municipal Income Trust (KTF)			2,601,640
18,400	Invesco Municipal Opportunity Trust (VMO)			242,328
40,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)			479,446
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)			199,950

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

36,123	Managed Duration Investment Grade Municipal Fund (MZF)	497,052
21,500	Nuveen Premier Municipal Income Fund (NPF)	293,690
114,332	Nuveen Premium Income Fund (NPM)	1,653,241

Total Investment Companies (cost: $8,884,015)		9,727,669

Short-Term Securities - 5.7%
9,177,041	Dreyfus Tax-Exempt Cash Management Fund, 0.00%
Total Short-Term Securities (cost: $9,177,041)		9,177,041

Total Investments in Securities - 99.6% (cost: $169,276,081)		160,496,820
Other Assets and Liabilities, net - 0.4%		679,856

Total Net Assets - 100.0%		$161,176,676

[1]	Variable rate security. Rate disclosed is as of December 31, 2015.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2015 was $3,093,223 and represented 1.9% of net assets.

[4]	144A Restricted Security. The total value of such securities as of December 31, 2015 was $6,280,753 and represented 3.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2015 was $3,093,223 and represented 1.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2015 was $1,356,722 and represented 0.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	141,592,110	—	141,592,110
Investment Companies	9,727,669	—	—	9,727,669
Short-Term Securities	9,177,041	—	—	9,177,041

Total:	18,904,710	141,592,110	—	160,496,820

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.3%
Education/Student Loan - 11.6%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	308,314
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	284,282
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,056,010
530,000	Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	5.25	7/1/30	534,341
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	607,597
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	519,645
500,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	4.75	7/1/28	516,610
740,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	764,598
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	616,716
2,065,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,188,652
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	607,318
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	538,930
460,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	4.00	7/1/21	470,258
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	776,242
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,018,020
5,925,701	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,001,550
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,006,460
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	617,286
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	164,442
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,021,580
395,560	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	397,969
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	403,360
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	862,852
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,135,260
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	1,010,510
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	504,905
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	858,998
575,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	0.75	5/1/16	575,742
400,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	3.00	5/1/23	410,088
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	268,845
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	416,654
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,779,705
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,454,390
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,001,708
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,297,888
628,633	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	630,336
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	410,102
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,975,763
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,634,995
700,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/30	761,348
1,000,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/37	1,049,840
705,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/46	713,573
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	537,413
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	879,761
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	506,865
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,345,656
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,549,500
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	728,417
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,152,369
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,632,910
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	971,627

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

390,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	394,146
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	310,508
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	519,155
725,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	795,368
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,577,639
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	496,342
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	372,100
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	233,102

				56,176,560

Escrowed To Maturity/Prerefunded - 3.7%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,179,632
140,000	City of Minneapolis Rev. (Fairview Health Services)	6.50	11/15/38	161,294
545,000	County of Douglas, Rev. (Douglas County Hospital)	6.00	7/1/28	611,828
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,542,003
1,005,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,128,233
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,646,640
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	582,797
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,000,000
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,000,000
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,244,900
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,297,620
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,374,636

				17,769,583

General Obligation - 2.7%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,118,120
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,579,122
550,000	Brooklyn Center Independent School District No. 286 (NATL-RE Insured)	4.50	2/1/31	551,952
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,280,700
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	686,712
1,300,000	Glencoe-Silver Lake Independent School District No 2859	4.00	2/1/40	1,376,128
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	666,280
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	443,984
480,000	Watkins G.O.	4.00	1/1/34	489,965
735,000	Watkins G.O.	4.00	1/1/38	747,782

				12,940,745

Hospital/Health Care - 14.7%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,192,510
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,506,450
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,039,369
140,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	140,293
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	1,034,590
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,278,580
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	291,068
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	557,750
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	380,885
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	2,044,720
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,066,821
1,790,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,871,910
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,769,856
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,221,960
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,020,520

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,180,664
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,405,188
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	521,105
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,928,101
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,257,636
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,303,713
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,626
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,242,698
90,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	90,121
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,800,258
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	559,982
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,634,610
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,105,570
750,000	Proctor Assisted Living Facs. Rev. (Golden Oaks Assisted Living)	5.00	12/1/36	753,375
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,740,540
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,181,430
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	866,793
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	376,418
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,526,054
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,335,226
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care Sys. Proj.)	5.25	11/15/35	1,088,000
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,536,992
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,299,980
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	531,268
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	764,872
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	270,499
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,219,101
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	513,705
2,169,496	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,203,774
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,029,780
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,500,953
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,037,400
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	557,823
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,077,804
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,038,138

				71,167,479

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	908,660

Insured - 1.5%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	588,730
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,819,650
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	2,863,960
885,000	Minneapolis Health Care System Rev. (Fairview Health Services)	6.50	11/15/38	1,001,767
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,201
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,233
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	599,994

				7,039,535

Multifamily Mortgage - 20.6%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	801,446
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,551,915
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	258,338

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	309,693
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	388,084
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	398,032
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,036,700
850,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	893,860
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	819,555
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,050,988
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	1,015,340
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	1,015,500
2,230,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,231,472
3,625,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,628,190
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,555,850
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,601,255
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,371,106
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,248
1,235,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,235,926
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,766,521
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	682,883
255,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	255,230
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,107,527
95,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	95,316
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	385,024
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,515,495
570,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	571,516
3,750,000	MN Hsg. Fin. Agy. [1]	0.55	2/1/17	3,747,188
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/33	1,173,470
2,000,000	MN Hsg. Fin. Agy.	5.00	8/1/34	2,335,260
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/35	1,163,490
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,094,910
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	273,362
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,713,600
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,915,883
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	284,942
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	213,767
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,011,540
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	252,692
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,510,815
820,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	860,975
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,041,100
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,078,620
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,086,710
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	905,949
1,950,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/30	2,030,398
1,000,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/49	1,026,730
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	450,709
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	488,506
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	522,182
320,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	356,755
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,777,050
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,183,360
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,271,148
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,210,398

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	105,657
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,260,058
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,733,150
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	270,610
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,182,560
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	246,175
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	281,842
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	179,554
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	153,822
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	153,963
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,131,070
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,286,632
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,000,740
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,591,424
4,780,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,783,346
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,642,963
185,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	187,682
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	787,560
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	851,596
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,353,100
800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	861,824
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,613,811

				99,433,658

Municipal Lease [9] - 4.8%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	539,430
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	537,300
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	536,880
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev	4.00	2/1/41	636,444
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	515,055
1,100,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/31	1,200,584
690,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/33	746,200
500,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/35	534,970
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,165,806
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,673,955
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	3,023,250
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,390,480
300,000	MN Hsg. Fin. Agy.	5.00	8/1/35	339,207
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,264,580
1,000,000	Northeastern Metropolitan Intermediate School District No. 916	5.00	2/1/34	1,151,100
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,085,110
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,272,400
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	400,780
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,602
812,684	Winona School District 861 Lease Purchase	6.04	8/1/24	814,220

				23,168,353

Municipal Money Market - 0.5%
2,320,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.02	9/1/26	2,320,000

Other Revenue Bonds - 6.6%
250,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	253,660
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	510,357
535,670	Crystal Governmental Fac. Rev.	5.10	12/15/26	619,352

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

375,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	379,286
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	215,505
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	320,998
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	170,524
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	201,606
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	257,904
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,175,920
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,385,740
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,177,150
3,500,000	Northeastern Metropolitan Intermediate School District No. 916	4.00	2/1/38	3,613,820
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,028,540
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	526,010
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	529,135
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	1,000,200
1,055,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,056,329
780,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	781,334
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	787,934
999,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,001,008
838,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	839,458
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	183,278
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	189,778
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	195,589
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	233,988
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	239,612
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,060,490
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	979,811
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,890,306
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,235,290
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	717,810
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,130,560

				31,888,282

Public Facilities - 0.2%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,100,230

Sales Tax Revenue - 2.8%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	2,020,001
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	3,111,350
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,028,834
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,137,520
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	380,133
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.25	8/1/33	380,820
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,762,590
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,632,344

				13,453,592

Single Family Mortgage - 15.9%
1,435,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,534,575
675,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	715,162
980,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,049,502
176,719	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	180,154
32,527	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	33,334
239,661	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	248,042
620,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	668,236

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

15,786	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	15,800
242,148	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	244,664
108,407	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	110,145
90,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	95,063
4,835,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,179,349
4,420,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,687,454
2,490,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,691,341
2,000,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.30	7/1/29	2,047,620
2,285,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.35	7/1/29	2,325,696
10,310,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.50	1/1/32	10,655,076
2,855,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.60	7/1/33	2,915,326
6,465,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.80	7/1/38	6,580,465
5,805,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.90	7/1/43	5,872,454
1,515,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,532,256
4,060,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,257,235
2,175,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,306,848
2,850,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	2,962,860
1,035,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.00	7/1/21	1,035,807
155,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/31	155,124
1,590,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,619,972
7,775,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	7,992,000
590,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	641,000
140,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	149,178
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	45,000
1,410,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,489,369
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,572
60,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	62,459
610,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.75	7/1/27	614,776
1,700,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.80	7/1/26	1,701,275
775,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	794,615
810,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	828,039
160,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	162,917
215,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	222,282

				76,683,042

Transportation - 1.4%
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,159,810
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,154,380
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	568,050
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	892,250
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,263,878
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	687,540
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	502,515
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	428,104

				6,656,527

Utility - 4.1%
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	533,050
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,322,800
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,209,701
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,129,090
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	590,780

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,132,840
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	588,005
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	376,323
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	291,355
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	744,800
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,131,380
500,000	North Branch Electric System Rev.	5.75	8/1/28	508,780
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	792,529
1,000,000	Southern Minnesota Municipal Power Agency	5.00	1/1/41	1,160,430
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,316,238
1,090,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	1,093,782
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,058,660
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,173,920
600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	709,266
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	2,018,818

				19,882,547

Total Municipal Bonds (cost: $425,023,571)				440,588,793

Investment Companies - 1.3%
321,350	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,299,663
136,419	Nuveen Minnesota Municipal Income Fund (NMS)			1,986,267

Total Investment Companies (cost: $6,717,423)				6,285,930

Total Investments in Securities - 92.6% (cost: $431,740,994)				446,874,723

Other Assets and Liabilities, net - 7.4%				35,824,747

Total Net Assets - 100.0%				$482,699,470

[1]	Variable rate security. Rate disclosed is as of December 31, 2015.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2015, 5.1% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2015 was $23,168,353 and represented 4.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2015 was $13,000,483 and represented 2.7% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	440,588,793	—	440,588,793
Investment Companies	6,285,930	—	—	6,285,930

Total:	6,285,930	440,588,793	—	446,874,723

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	25

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2015

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2015 (Continued)

During the nine months ended December 31, 2015, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

Quality Income Fund
Purchased Put Options	$30,320	—	$58,500
Written Call Options	—	$40,838	120,000
Treasury Futures	—	—	33,803,681

The number of open option contracts and open futures contracts outstanding as of December 31, 2015 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2015.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Treasury Futures	81,509	$—
Written call options	—	—

Transactions in written options for Quality Income Fund for the nine months ended December 31, 2015 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2015	300	$85,491
Call options written	1,025	608,500
Call options closed	(1,325)	(693,991)

Outstanding, December 31, 2015	—	$—

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DECEMBER 31, 2015	27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2015 (Continued)

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2015 is included with the Funds’ schedule of investments.

At December 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income	$194,787	($435,241)	($240,454)	$68,630,732
Tax-Free Income	9,357,871	(18,137,132)	(8,779,261)	169,276,081
Minnesota Tax-Free Income	17,667,480	(2,533,751)	15,133,729	431,740,994

28

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 3, 2016

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 3, 2016